Provision for Loss for Insurance Risks (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Professional Malpractice Liability Insurance
Malpractice Insurance [Line Items]
Continuing operations	$ 55,403	$ 51,200	$ 42,531
Discontinued operations	29,222	25,299	17,594
Workers compensation
Malpractice Insurance [Line Items]
Continuing operations	38,252	40,998	39,021
Discontinued operations	$ 11,093	$ 17,834	$ 19,020